Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000255966 | Vanguard Short-Term Bond ETF8900447
Holdings [Line Items]
Percent of Total Investments	24.00%
C000255966 | American Beacon AHL Trend ETF8900419
Holdings [Line Items]
Percent of Total Investments	19.80%
C000255966 | Harbor Commodity All Weather Strategy ETF8900425
Holdings [Line Items]
Percent of Total Investments	14.60%
C000255966 | WisdomTree Floating Rate Treasury Fund ETF8900450
Holdings [Line Items]
Percent of Total Investments	9.40%
C000255966 | iMGP DBi Managed Futures Strategy ETF8900428
Holdings [Line Items]
Percent of Total Investments	6.70%
C000255966 | iShares High Yield Systematic Bond ETF8900430
Holdings [Line Items]
Percent of Total Investments	4.90%
C000255966 | JPMorgan Ultra-Short Income ETF8900441
Holdings [Line Items]
Percent of Total Investments	4.70%
C000255966 | iShares U.S. Small-Capital Equity Factor ETF8900435
Holdings [Line Items]
Percent of Total Investments	4.40%
C000255966 | Janus Henderson AAA CLO ETF8900438
Holdings [Line Items]
Percent of Total Investments	3.70%
C000255966 | iShares MSCI USA Momentum Factor ETF8900433
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255966 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000255967 | Vanguard Intermediate-Term Treasury ETF8900472
Holdings [Line Items]
Percent of Total Investments	25.20%
C000255967 | TCW Flexible Income ETF8900469
Holdings [Line Items]
Percent of Total Investments	24.30%
C000255967 | JPMorgan Core Plus Bond ETF8900460
Holdings [Line Items]
Percent of Total Investments	18.70%
C000255967 | Regan Floating Rate MBS ETF8900465
Holdings [Line Items]
Percent of Total Investments	9.80%
C000255967 | WisdomTree Floating Rate Treasury Fund ETF8900474
Holdings [Line Items]
Percent of Total Investments	9.80%
C000255967 | JPMorgan Ultra-Short Income ETF8900462
Holdings [Line Items]
Percent of Total Investments	6.40%
C000255967 | iShares Investment Grade Systematic Bond ETF8900457
Holdings [Line Items]
Percent of Total Investments	5.40%
C000255967 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000255969 | TCW Flexible Income ETF8900500
Holdings [Line Items]
Percent of Total Investments	25.40%
C000255969 | Vanguard Intermediate-Term Treasury ETF8900503
Holdings [Line Items]
Percent of Total Investments	16.90%
C000255969 | iShares Investment Grade Systematic Bond ETF8900480
Holdings [Line Items]
Percent of Total Investments	16.30%
C000255969 | JPMorgan Core Plus Bond ETF8900489
Holdings [Line Items]
Percent of Total Investments	15.20%
C000255969 | iShares MBS ETF8900483
Holdings [Line Items]
Percent of Total Investments	7.00%
C000255969 | Vanguard Short-Term Inflation-Protected Securities ETF8900506
Holdings [Line Items]
Percent of Total Investments	6.40%
C000255969 | PIMCO Multi Sector Bond Active ETF8900492
Holdings [Line Items]
Percent of Total Investments	4.80%
C000255969 | Schwab US TIPS ETF8900495
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255969 | Janus Henderson AAA CLO ETF8900486
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255969 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000255968 | Avantis International Small Capital Value ETF8900511
Holdings [Line Items]
Percent of Total Investments	29.90%
C000255968 | iShares U.S. Small-Capital Equity Factor ETF8900524
Holdings [Line Items]
Percent of Total Investments	23.10%
C000255968 | iShares Core S&P Small-Capital ETF8900518
Holdings [Line Items]
Percent of Total Investments	22.00%
C000255968 | iShares International Small-Capital Equity Factor ETF8900522
Holdings [Line Items]
Percent of Total Investments	10.70%
C000255968 | Avantis U.S. Small Capital Value ETF8900514
Holdings [Line Items]
Percent of Total Investments	7.70%
C000255968 | Neuberger Berman Small-Mid Capital ETF8900527
Holdings [Line Items]
Percent of Total Investments	6.50%
C000255968 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000255970 | Avantis Emerging Markets Equity ETF8900533
Holdings [Line Items]
Percent of Total Investments	21.10%
C000255970 | iShares MSCI International Quality Factor ETF8900553
Holdings [Line Items]
Percent of Total Investments	16.00%
C000255970 | iShares Emerging Markets Equity Factor ETF8900547
Holdings [Line Items]
Percent of Total Investments	15.50%
C000255970 | iShares International Equity Factor ETF8900550
Holdings [Line Items]
Percent of Total Investments	15.40%
C000255970 | Vanguard International Dividend Appreciation ETF8900555
Holdings [Line Items]
Percent of Total Investments	11.20%
C000255970 | Cambria Foreign Shareholder Yield ETF8900537
Holdings [Line Items]
Percent of Total Investments	8.20%
C000255970 | Franklin International Low Volatility High Dividend Index ETF8900543
Holdings [Line Items]
Percent of Total Investments	7.20%
C000255970 | First Eagle Overseas Equity ETF8900540
Holdings [Line Items]
Percent of Total Investments	5.10%
C000255970 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000255971 | T Rowe Price US Equity Research ETF8900572
Holdings [Line Items]
Percent of Total Investments	25.40%
C000255971 | iShares MSCI USA Quality Factor ETF8900564
Holdings [Line Items]
Percent of Total Investments	18.70%
C000255971 | JPMorgan Active Value ETF8900568
Holdings [Line Items]
Percent of Total Investments	14.70%
C000255971 | JPMorgan Active Growth ETF8900565
Holdings [Line Items]
Percent of Total Investments	12.20%
C000255971 | Vanguard Dividend Appreciation ETF8900575
Holdings [Line Items]
Percent of Total Investments	11.90%
C000255971 | T Rowe Price Capital Appreciation Equity ETF8900570
Holdings [Line Items]
Percent of Total Investments	11.30%
C000255971 | GMO US Quality ETF8900561
Holdings [Line Items]
Percent of Total Investments	5.10%
C000255971 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.50%